Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

April 24, 2013

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey P. Riedler

Re:	bluebird bio, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted March 21, 2013

CIK No. 0001293971

Dear Mr. Riedler:

This letter is confidentially submitted on behalf of bluebird bio, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s draft Registration Statement on Form S-1 confidentially submitted on March 21, 2013 (the “Registration Statement”), as set forth in your letter dated April 17, 2013 addressed to Nick Leschly, President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 2 to the draft Registration Statement (“Amendment No. 2”), which includes changes to reflect responses to the Staff’s comments. Amendment No. 1 to the confidential submission of the Registration Statement was previously submitted on March 28, 2013, solely to include certain exhibits.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to the prospectus contained in Amendment No. 2. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 2.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express five (5) copies of each of this letter and Amendment No. 2 (marked to show changes from the Registration Statement).

General

1.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

RESPONSE: The Company confirms that it will submit all exhibits as soon as practicable and acknowledges that the Staff may have further comments upon examination of these exhibits.

2.	Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

RESPONSE: The Company confirms that it will supplementally deliver to the Staff proofs of all graphic, visual or photographic information prior to its use in a printed prospectus and acknowledges that the Staff may have further comments regarding this material.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company advises the Staff that at this time it has not provided potential investors with written communications, as defined in Rule 405 under the Securities Act, in reliance on Section 5(d) of the Securities Act, although it has presented at certain meetings with potential investors in reliance of Section 5(d) of the Securities Act a slide presentation, a copy of which was not retained by any such potential investor. The Company advises the Staff that it will supplementally provide the Staff, under separate cover contemporaneously herewith, copies of these slide presentations.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

The Company further advises the Staff that no broker-dealer that is participating in the offering has published or distributed research reports in reliance upon Section 2(a)(3) of the Securities Act.

4.	Comments to your application for confidential treatment will be delivered under separate cover.

RESPONSE: The Company acknowledges that comments to its application for confidential treatment will be delivered under separate cover.

Prospectus Summary, page 1

5.	Some of your disclosure in the summary includes scientific or statistical terms that may be unfamiliar to lay readers. Where appropriate, please expand your disclosure to include explanations of terminology so that it may be understood by average investors. Portions of your registration statement that include such terminology or terms used that merit further explanation include:

•	The second full paragraph on page 2, in particular please the actions of viral vectors in gene therapy;

•	transduce;

•	adeno-associated virus;

•	aberrant expression;

•	autologous, gene-modified HSCs;

•	non-interventional retrospective data collection study; and

•	vaso-occlusive crises.

RESPONSE: In response to the Staff’s comment, the Company has revised the prospectus summary and Business section of the prospectus contained in Amendment No. 2 to provide more clarity to the average investors regarding gene therapy and associated terminology.

6.	Given the use of a large number of acronyms throughout the filing, please consider including a glossary of the material acronyms used in the prospectus or re-define the relevant acronyms at the beginning of the MD&A and Business sections.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

RESPONSE: The Company has included a new section entitled “Glossary” in Amendment No. 2 starting on page 188. The Company further advises that Staff that it has revised Amendment No. 2 in order to re-define material acronyms in each of the MD&A and Business sections.

Our product candidate pipeline, page 3

7.	Please revise your graphical depiction of your product candidate pipeline here and on page 90 to indicate that:

•

You have not conducted any human clinical studies of your current viral vectors nor your product candidates. Please remove from your graph the prior studies that used other viral vectors. You may separately note the prior studies in the relevant indications in a footnote; and

•	Your HGB-205 Study and your NORTHSTAR Study are Phase I/II studies. Please revise the graph to only depict each of the studies in this column.

RESPONSE: The Company has revised the graphical depiction of its product candidate pipeline on pages 3 and 95 of Amendment No. 2 in response to the Staff’s comment.

8.	Please add narrative disclosure to your graphical depiction of your product candidate pipeline to indicate your proposed timeline where available and the respective regulatory status. For example, please indicate for Lenti-D for Childhood Cerebral ALD that you do not have an active IND and plan to file one in early 2013 and expect to commence in the second half of 2013. Please also revise your disclosure regarding LentiGlobin to note that you have not sought an IND with respect to the SCD indication. Please also revise your disclosure in your Business section.

RESPONSE: The Company has revised the graphical depiction of its product candidate pipeline on pages 3 and 95 of Amendment No. 2 in response to the Staff’s comment. The Company supplementally advises the Staff that an IND with respect to the SCD indication is not required, as the HGB-204 Study to be conducted in the United States relates solely to LentiGlobin for the treatment of ß-thalassemia. The HGB-205 Study of LentiGlobin for the treatment of ß-thalassemia and SCD will be conducted in France pursuant to a Clinical Trial Application under the auspices of the French agence nationale de sécurité du médicament et des produits de santé (“ANSM”).

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

9.	Please refer consistently to your proposed Phase II/III clinical study to evaluate your Lenti-D product candidate in CCALD as either ALD-102 Study or COMET Study. It is confusing to use two different terms for the same study throughout the filing. Similarly, please revise your discussion regarding your HGB-204 Study or NORTHSTAR Study.

RESPONSE: In response to the Staff’s comment, the Company has modified the disclosure throughout the filing to refer to its proposed Phase II/III clinical study to evaluate Lenti-D as the ALD-102 Study (rather than the COMET Study) and to its proposed Phase I/II clinical study in the United States to evaluate LentiGlobin as the HGB-204 Study (rather than the NORTHSTAR Study).

10.	Please include a brief description of the CCALD, ß-thalassemia and SCD including the potential patient population for each. Please also include the estimated potential patient population in your risk factor starting on page 15.

RESPONSE: The Company has revised the disclosure on pages 3, 4, 5 and 18 of Amendment No. 2 in response to the Staff’s comment.

Risks related to our business, page 5

11.	Please expand your disclosure in this section to disclose that:

•	No gene therapy products have been approved in the United States and only one product has been approved in Europe;

•	Neither your current viral vectors nor your product candidates have ever been evaluated in human clinical studies, and you may experience unexpected results in the future; and

•

In previous clinical studies involving viral vectors for gene therapy, some subjects experienced serious adverse events, including the development of leukemia due to vector-related insertional oncogenesis and some deterioration of neurological function.

RESPONSE: The Company has revised the disclosure on page 7 of Amendment No. 2 in response to the Staff’s comment.

Risk Factors

“We face potential product liability…,” page 32

12.	Please quantify the level of coverage of your product liability insurance.

RESPONSE: The Company has revised the disclosure on page 35 of Amendment No. 2 in response to the Staff’s comment.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

“We will incur significant increased costs as a result of operating as a public company…,” page 34

13.	Please include in this risk factor an estimate of the annual compliance costs you will incur as a result of your reporting obligations as a public company.

RESPONSE: The Company has revised the disclosure on page 37 of Amendment No. 2 in response to the Staff’s comment.

“If we fail to comply with our obligations in the agreements under which we license…,” page 38

14.	Please expand your disclosure in this risk factor to identify the intellectual property license agreements that are important to your business and disclose the termination provisions of those agreements.

RESPONSE: The Company has revised the disclosure on page 41 of Amendment No. 2 in response to the Staff’s comment. The Company respectfully advises the Staff that, given the number of license agreements and the fact that terms of each license agreement varies by agreement, the Company believes that a cross-reference to the extensive disclosure of the material provisions of these agreements (including termination provisions) in the “Business—License Agreements” section is the most efficient way to provide investors with the necessary information.

Use of proceeds, page 53

15.	Please specify more clearly how the proceeds will be allocated among your ongoing clinical development and research including placeholders for estimates of the amounts to be spent on each of the specified projects and how such projects will be prioritized. Please also disclose the stage of development that you expect the proceeds to achieve for each clinical study and product candidate.

RESPONSE: The Company respectfully advises the Staff that, as noted in Management’s discussion and analysis of financial condition and results of operations, the Company cannot determine with certainty the duration and completion costs of the current or future clinical studies of its product candidates and therefore cannot provide a reasonable estimate of the allocation of the offering proceeds among its ongoing clinical development and research activities. The duration, costs, and timing of these costs will depend on a variety of factors, including expense of the Company’s ongoing or additional studies; uncertainties in clinical study results, enrollment rate, timing and receipt of regulatory approvals as well as changes in government regulation.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

These proceeds and the Company’s existing cash will be used for the concurrent advancement of its clinical programs, and the Company’s management will have discretion as to how to use these proceeds. The Company has revised the disclosure on page 55 of Amendment No. 2 to reflect the above discussion.

16.	Please provide a brief outline of each material capital expenditure and estimate the amount to be spent on each proposed expenditure. See Instruction 2 to Item 504 of Regulation S-K.

RESPONSE: The Company respectfully advises the Staff that, as noted in Management’s discussion and analysis of financial condition and results of operations, the Company cannot determine with certainty the duration and completion costs, including capital expenditures of the current or future clinical studies of it product candidates and therefore cannot provide an outline of material proposed capital expenditures. The Company currently does not expect to have material capital expenditures in the foreseeable future.

Management’s discussion and analysis of financial condition and results of operations

Overview, page 61

17.	Here and throughout your filing, please state with respect to your plans to commence enrollment in 2013 of a Phase II/III clinical study of Lenti-D in subjects with CCALD that this plan is subject to filing and acceptance of an IND with the FDA.

RESPONSE: The Company respectfully advises the Staff that the Company filed the IND for its ALD-102 Study on March 27, 2013, and that the IND will become effective on April 26, 2013 unless the FDA places a clinical hold on the IND. As of the date of this letter, the Company has received no indication that the FDA will place a clinical hold on the IND, and therefore the Company believes the IND will be cleared by the FDA and become effective on April 26, 2013. Accordingly, the Company has not revised its disclosure to state that its plans to commence enrollment in the ALD-102 Study are subject to filing and acceptance of an IND with the FDA.

Research and Development expenses, page 63

18.	Regarding the table provided that identifies research and development expenses for the years ended December 31, 2011 and 2012, please revise to disaggregate the personnel and other expenses line item by the nature of each expense, if significant in relation to the total unallocated expenses.

RESPONSE: The Company has revised the disclosure on page 66 of Amendment No. 2 in response to the Staff’s comment.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Critical accounting policies and significant judgments and estimates

Stock-based compensation

Stock-based awards, page 66

19.	To gain a better understanding of your determination of the fair market value of your common stock at each valuation date, please provide us the following information in revised disclosure, as applicable:

•

Disclose the guideline public companies that you selected and what similarities existed between you and the guideline public companies selected such as number of products, types of products, size, working capital, liquidity, etc. Specify any adjustments that were made to reflect differences between you and the public companies selected;

•	Disclose the methodology used to determine your expected volatility factor from the data obtained for the selected companies;

•	For each valuation date:

•	Disclose how you determined the discount for lack of marketability assumption and why the discount is appropriate;

•	Disclose why the liquidity date is appropriate;

RESPONSE: The Company has revised the disclosure on pages 71-75 of Amendment No. 2 in response to the Staff’s comment. The Company respectfully advises the Staff that, as set forth in the revised disclosure, it considered two groups of guideline public companies in the April 15, 2012 valuation to estimate the value of the Company’s equity: a group of five public companies that were considered to be similar to the Company and are listed in Amendment No. 2 (Group 1) and a group of drug development companies that completed initial public offerings between 2011 and 2012 (Group 2). The Group 2 guideline companies were used because the Company began to contemplate an initial public offering and the increase in value at the time of the initial public offering for these Group 2 companies compared to their last round of financing was deemed to be an indicator of fair value that could be applied to the Company. As an initial public offering became more likely, we used the Group 2 guideline companies as the primary indicator of equity value for the later appraisal dates of July 23, 2012 and December 31, 2012. We used the Group 1 guideline companies solely as an indicator of volatility. The Group 2 guideline companies consisted of Intercept Pharmaceuticals, KYTHERA Biopharmaceuticals, Regulus Therapeutics, Hyperion Therapeutics, Durata Therapeutics, TESARO, Supernus Pharmaceuticals, Merrimack Pharmaceuticals, ChemoCentryx, Cempra, Verastem, Clovis Oncology, and NewLink Genetics.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

20.	Regarding the July 23, 2012 valuation, please address the following comments:

•	Revise your disclosure to clarify the factors considered to determine the expected future investment returns;

•	Revise your disclosure to describe “the possible outcomes” that were available to you;

•	Disclose the risk-adjusted rate used and why it was appropriate; and

•	Tell us what you did prior to and/or at the valuation date that made you believe there was the possibility of an IPO.

RESPONSE: The Company has revised the disclosure on pages 72-73 of Amendment No. 2 in response to the Staff’s comment.

With respect to the Company’s view towards a possible IPO, the Company respectfully advises the Staff that at the time of the July 23, 2012 valuation, the Company had made meaningful improvements to its gene therapy platform, received positive regulatory feedback on the design of its Lenti-D and LentiGlobin studies and demonstrated the ability to make GMP-grade vector lots in the months leading up to the Series D financing round. In addition, on July 23, 2012, the Company raised $60 million through the sale of Series D preferred stock, in which round new investors, together with existing investors, participated. The Company understands that certain of these new investors typically only invest in private companies if they have some degree of confidence that an initial public offering or other liquidity event is possible in the relative near term, although no assurances were made by the Company in this regard to any of these new investors. These operational advancements and the Series D financing round, combined with the requirement to raise additional capital to advance its product candidates, suggested to the Company that an IPO was possible in the near term. Specifically, the Company considered there to be a likelihood of an IPO and assumed a 15% probability of an IPO in its July 23, 2012 valuation of its common stock. The Company believes this probability was appropriate given historic uncertainly affecting pre-commercial biotechnology companies in successfully achieving an IPO.

21.	Regarding the December 31, 2012 valuation:

•	Disclose the risk-adjusted rate used and why it was appropriate;

•	Describe how you determined the present value of your equity in a future IPO;

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

•	Describe what management had done since July 2012 in preparing for a potential IPO; and

•

Tell us why a “potential” partnership with a leading pharmaceutical company would be a factor that would increase the per share value of your common stock. In this regard, tell us what management had done prior to and/or at the valuation date with regards to signing a partnership agreement.

RESPONSE: The Company has revised the disclosure on pages 74-75 of Amendment No. 2 in response to the Staff’s comment. The Company respectfully advises the Staff that a partnership with a leading pharmaceutical company would allow the Company to broaden its product platform and allow the Company to expand its product opportunities with potential additional revenue streams in the future, with the vast majority of the funding for such opportunities provided by the pharmaceutical company. A partnership allows for product development in areas the Company would not develop without additional funding. The terms of the partnership allow the Company to estimate the amount, timing and probability of cash flows associated with a new application of the Company’s platform. At the time of the December 31, 2012 valuation, the Company was in active negotiations with the potential partner, which led to the execution of the partnership in March 2013. Although the partnership was not executed at the time of the valuation, negotiations had progressed to a point where the Company believed it should include a probability-weighted value of the partnership in its December 31, 2012 valuation of its common stock.

Contractual obligations and commitments, page 79

22.	Regarding your obligation to make future payments to third parties on the achievement of milestones, please quantify the amount of milestones for each commitment (e.g. Inserm-Transfert, Institut Pasteur, Stanford, MIT, and Research Development Foundation) into meaningful categories such as development, regulatory, and/or commercial milestones. In addition, please disclose the nature of the underlying events which trigger the milestone payments.

RESPONSE: The Company respectfully advises the Staff that the referenced milestone payment amounts are confidential information of the Company and that, as described in the Company’s previously-submitted application for confidential treatment, the disclosure of the milestone payment amounts would result in competitive harm to the Company. In addition, the Company believes that disclosure of these payments and the specific triggering events would not be material to an investor’s understanding of the Company’s financial condition, either because the milestone payments are relatively

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

small or relate to events that are unlikely to occur for a number of years (or both). The Company advises the Staff that it will consider in future periods whether disclosure of these amounts would be material to an investor’s understanding of the Company’s financial condition, either because such payments are material in amount or because the milestone is likely to be achieved in the near-term. To assist the Staff in its consideration of the Company’s response, the Company will supplementally deliver to the Staff additional information regarding the referenced milestones.

Business

Gene therapy – the time is now, page 82

23.	Please expand your disclosure on page 83 to quantify the investments made by Sanofi/Genzyme and Shire plc.

RESPONSE: The Company has revised the disclosure on page 88 of Amendment No. 2 in response to the Staff’s comment.

Our proprietary lentiviral vectors, page 85

24.	Please describe and explain further a vector delivery system and your viral vector approach. Please describe each generally and explain how they act in the specific context of your lentiviral vectors and your gene therapy platform. Please add similar clarifying explanations to the prospectus summary.

RESPONSE: The Company has revised the disclosure in the prospectus summary and pages 85, 86 and 89 of Amendment No. 2 in response to the Staff’s comment.

25.	Please expand your disclosure to include more information regarding the basis for your statement that “Next-generation, lentiviral vectors have a distinct pattern of integrating into the gene rather than the promoter region of the gene which we believe is a critical factor in improving the safety profile of the vector, and distinguishes them from earlier generation of integrating viral vectors.”

RESPONSE: In response to the Staff’s comment, the Company has expanded the disclosure in the “Safety” bullet on page 90 of Amendment No. 2 to include more information regarding the basis for the referenced statement.

26.	Please describe the effect of the increased carrying capacity of the lentivirus as compared to AAV.

RESPONSE: The Company has revised the disclosure on page 90 of Amendment No. 2 in response to the Staff’s comment.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

27.	You state that “AAV does not integrate into the chromosomes and requires hundreds to thousands of viral genomes to deliver sufficient number of gene copies for functional correction.” Please further describe how the lentiviral vectors you have developed differ from AAV in their mechanism of action or procedures. Your disclosure as it is now only indicates the advantages of the lentivirus over AAV without further context for your comparisons.

RESPONSE: The Company respectfully advises the Staff that, after further consideration, it has removed the bullet titled “Cell targeting” from Amendment No. 2. The Company believes that the advantages of lentiviral vectors are adequately covered by the remaining disclosure on pages 89-90 of Amendment No. 2.

Our therapeutic approach, page 87

28.	Please disclose the approximate length of time from the mobilization and extraction of the patient’s cells to the re-infusion of the patient’s cells. In addition, disclose the approximate range of time after the re-infusion of cells to the point where you believe that the patient will not experience any major functional disabilities or other key assessments of disease progression for CCALD or will not require transfusion requirements for ß-thalassemia or SCD.

RESPONSE: The Company has revised the disclosure on page 92 of Amendment No. 2 in response to the Staff’s comment.

Our product candidate pipeline, page 90

29.	You disclose that you are currently conducting a Phase I/II clinical study for LentiGlobin in France for both ß-thalassemia major and SCD. Please clarify here that you are not using your current LentiGlobin vector in this study.

RESPONSE: The Company has revised the disclosure on page 95 of Amendment No. 2 in response to the Staff’s comment.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Our Lenti-D product candidate, page 93

30.	Please either differentiate more clearly whether the term CD34+ refers to the modified HSCs that include the functional copy of the ABCD1 gene or consistently refer to HSCs or CD34+ throughout the filing. It is confusing to use two different terms for the same thing throughout the filing.

RESPONSE: In response to the Staff’s comment, the Company has modified the disclosure in Amendment No. 2 to consistently refer only to HSCs throughout the filing.

31.	Please expand your disclosure here and on page 100 to disclose that the FDA has advised you that your COMET Study may not be deemed a pivotal study or may not support a BLA submission and that the FDA normally requires two pivotal studies to approve a product.

RESPONSE: The Company has revised the disclosure on pages 98 and 105 of Amendment No. 2 in response to the Staff’s comment.

Clinical development of our Lenti-D product candidate

Completed non-interventional retrospective study (the ALD-101 Study), page 94

32.	Please provide further context for the MRI scans included on page 95 to more specifically indicate what each scan shows, compare the disease progression in each scan and indicate whether the dark or light matter represents disease progression. In addition, please disclose whether you believe these scans illustrate the typical progression of the disease in a patient with CCALD and how MRI scans can vary in patients with CCALD. If disease progression can vary significantly, please consider providing additional examples that illustrate the range of progression.

RESPONSE: The Company respectfully advises the Staff that, after further consideration, it has removed the referenced MRI scans from Amendment No. 2.

33.	For each bullet point summarizing the key findings of the ALD-101 Study, please summarize, as you did on page 97 in the bullet point describing mortality, how the results of the analysis affected your design of the COMET Study.

RESPONSE: The Company has revised the disclosure on pages 101-102 of Amendment No. 2 in response to the Staff’s comment.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Previous clinical experience with lentiviral gene therapy for CCALD (the TG04.06.01 Study), page 98

34.	To the extent differences in the design structure may be materials, expand your disclosure to compare the design structure of the TG04.06.01 Study with your proposed clinical study plan for you COMET Study and how, as you note on page 99, it was helpful in informing the design of your future COMET Study.

RESPONSE: The Company has revised the disclosure on page 104 of Amendment No. 2 in response to the Staff’s comment.

35.	Please provide narrative disclosure to the MRI scans provided on page 99 to more clearly describe what they depict with respect to disease progression and the TG04.06.01 Study’s results.

RESPONSE: The Company has revised the disclosure on page 103 of Amendment No. 2 in response to the Staff’s comment.

Planned phase II/III clinical study (the ALD-102 Study or the COMET Study), page 100

36.	Please describe how you intend to attract or recruit patients for your trials.

RESPONSE: The Company has revised the disclosure on page 104 of Amendment No. 2 in response to the Staff’s comment.

Clinical development of our LentiGlobin product candidate, page 104

37.	For each of your planned trials, please describe how you intend to attract or recruit patients.

RESPONSE: The Company has revised the disclosure on pages 111-112 of Amendment No. 2 in response to the Staff’s comment.

Our strategic alliance with Celgene, page 111

38.	Please expand your disclosure to disclose the material payments under this agreement, including the aggregate milestone payments and provide a range of the royalty payments within a ten percent range (e.g. low-single digits, teens, etc.).

RESPONSE: The Company has revised the disclosure on page 117 of Amendment No. 2 in response to the Staff’s comment.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Intellectual Property, page 114

39.	We note that you provide the date that you expect your issued patents to expire. Please confirm that you are not including in this date a potential pediatric extension, extension under the Hatch-Waxman Act or another similar extension. Alternatively, please revise your disclosure to provide the expiration date of your issued patents as of a recent date.

RESPONSE: The Company confirms that the patent expiration dates do not include potential pediatric extensions, extension under the Hatch-Waxman Act or any other similar extension. The Company has revised the disclosure on pages 120-122 of Amendment No. 2 to make this clear, by adding the parenthetical “(excluding possible patent term extensions)” where appropriate.

License Agreements, page 118

40.	We note your disclosure on pages 79 and 80 that you will be required to make payments based upon development, regulatory and commercial milestones pursuant to your agreements with each of Inserm, Institut Pasteur, MIT and RDF. Please disclose with respect to each agreement the aggregate potential payments due the licensing party.

RESPONSE: The Company respectfully advises the Staff that the referenced milestone payment amounts are confidential information of the Company and that, as described in the Company’s previously-submitted application for confidential treatment, the disclosure of the milestone payment amounts would result in competitive harm to the Company. In addition, the Company believes that disclosure of these payments would not be material to an investor’s understanding of the Company’s financial condition, either because the milestone payments are relatively small or relate to events that are unlikely to occur for a number of years (or both). The Company advises the Staff that it will consider in future periods whether disclosure of these amounts would be material to an investor’s understanding of the Company’s financial condition, either because such payments are material in amount or because the milestone is likely to be achieved in the near-term. To assist the Staff in its consideration of the Company’s response, the Company will supplementally deliver to the Staff additional information regarding the referenced milestones.

Director Compensation, page 149

41.	Please file copies of your letter agreements with Mr. Lynch and Dr. Maraganore.

RESPONSE: The Company respectfully advises the Staff that the letter agreements with Mr. Lynch and Dr. Maraganore will terminate prior to the effectiveness of the Registration Statement. Accordingly, the Company has removed from Amendment No. 2 the previous disclosure regarding these agreements and has not filed the agreements as exhibits to the Registration Statement.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Principal Stockholders, page 157

42.	Please disclose the identity of the individual(s) with voting and dispositive power over the shares held by each of your five percent holders.

RESPONSE: The Company advises the Staff that it will make appropriate inquiries of its five percent holders in order to provide the requested disclosure and will update its disclosure in a subsequent amendment.

Description of capital stock

Registration rights, page 162

43.	Please file a copy of your amended and restated investors’ rights agreement.

RESPONSE: The Company will file a copy of the amended and restated investors’ rights agreement as Exhibit 4.5 to the Registration Statement.

Lock-up agreements, page 167

44.	Once available, please file copies of each of the lock-up agreements.

RESPONSE: The Company notes that the form of lock-up agreement signed by the Company’s directors, officers and stockholders, as referenced on pages 174-175 of Amendment No. 2, will be filed with the form of underwriting agreement.

Consolidated statements of operations and comprehensive loss, page F-5

45.	It appears that your pro forma net loss per share includes the gain on extinguishment of preferred stock. Please tell us why it is appropriate to include this gain when you disclose in Note 2 on page F-11 that your pro forma net loss per share gives effect to the conversion of all outstanding shares of convertible preferred stock assuming they were converted at the beginning of the period presented or the dated of original issuance, if later. In this regard, it appears that the extinguishment gain would not occur in July 2012 if the preferred stock was converted on January 1, 2012. To the extent you believe it is appropriate to include the gain in your pro forma net loss per share, please explain to us how the economics of the Series D transaction in July 2012 would be the same in January 2012. To the extent appropriate, please reference for us the authoritative guidance you rely upon for your computation.

RESPONSE: The Company acknowledges the Staff’s comment and has revised its computation of pro forma net loss per share to exclude the extinguishment gain.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Notes to consolidated financial statements

Note 2. Summary of significant accounting policies

Warrants to purchase convertible preferred stock, page F-14

46.	In the first whole paragraph on page F-15 you indicate that various series of preferred stock are classified within temporary equity at the end of 2012 because of the associated liquidation preferences. Please provide us your analysis supporting the classification of these series of preferred stock, referencing the authoritative literature you rely upon to support your accounting. In your response, please tell us how you considered the guidance in paragraph 3f of ASC 480-10-S99-3A related to redemptions upon liquidation events.

RESPONSE: As of December 31, 2012, the Company has classified the following series of preferred stock as temporary equity:

•	Series A-2 convertible preferred stock

•	Series B convertible preferred stock

•	Series C convertible preferred stock

•	Series D convertible preferred stock

The terms of the aforementioned series of preferred stock include liquidation rights upon liquidation, dissolution or winding up of the affairs of the Company or upon the occurrence of a Deemed Liquidation Event, as defined by the Company’s Certificate of Incorporation and summarized below:

1.	A merger or consolidation, as defined

2.	The sale, conveyance, lease, transfer, exclusive license or other disposition of substantially all of the assets or intellectual property rights of the Company

3.	The closing of the transfer of the Company’s securities, if after such closing, such person or group of affiliated persons would hold 50% or more of the outstanding voting stock of the Company

Upon liquidation, dissolution or winding up of the affairs of the Company or upon occurrence of a Deemed Liquidation Event, the Series A-2, B, C, and D stockholders

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

receive a liquidation preference prior to payment of any assets to Series A-1 and common stockholders. Any remaining assets are distributed to the holders of preferred stock and common stock on a pro-rata basis.

As part of the Company’s analysis of the classification of the preferred stock, the Company considered the guidance in ASC 480-10-S99-3A and in particular paragraphs 2 and 3f, which require preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable upon the occurrence of an event that is not solely within the control of the issuer, including redemptions upon deemed liquidation events. Upon review of the Deemed Liquidation Events, the Company concluded that the occurrence of such events were not solely within the control of the Company and could occur prior to the final liquidation of the Company. Further, due to the liquidation preferences of the Series A-2, B, C, and D Preferred Stock, such holders would be paid out prior to payment to the Series A-1 and common shareholders and therefore the Company could not avail itself of the limited exception of paragraph ASC 480-10-S99-3A-3f. As a result, the Company concluded that such securities were subject to ASR 268, Presentation in Financial Statements of “Redeemable Preferred Stocks”, and should be classified outside of permanent equity.

Revenue recognition, page F-15

47.	Please clarify your revenue recognition policy related to research fees. Specifically, address the manner in which recognition of revenue over the service period is determined (i.e. percentage of completion method). In addition, disclose the period used to determine revenue recognition on a straight-line basis.

RESPONSE: The Company has revised the disclosure on page F-15 of Amendment No. 2 in response to the Staff’s comment. The Company’s policy for recognizing revenue from research fees is to use the proportional performance method when evidence suggests that performance will be completed in other than a straight-line manner and that pattern can be determined, provided that all other basic revenue recognition criteria have been met. When the pattern of performance cannot be determined and all other basic revenue recognition criteria have been met, the Company recognizes revenue on a straight-line basis over the period that the research services are expected to or required to be performed.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

48.	With regards to grant revenue, please clarify the methodology you apply to recognize revenue. Revise your disclosure to discuss how you account for any refund provisions. Separately reference for us the authoritative literature you rely upon to support you accounting.

RESPONSE: The Company has revised the disclosure on page F-16 of Amendment No. 2 in response to the Staff’s comment. The Company supplementally advises the staff that it follows IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, to account for grants received from government entities. Although GAAP does not directly address accounting for grants, the Company believes that the principles of IAS 20 are consistent with ASC 605; and therefore, it serves as an appropriate analogy when determining the accounting policy for grant revenues.

Note 9. Convertible Preferred Stock

Extinguishment of preferred stock, page F-29

49.	Please provide us your analysis that supports the difference between the fair value of the new shares of preferred stock issued and the carrying amount of the old shares of preferred stock extinguished that resulted in the aggregate gain of $23 million.

RESPONSE: As disclosed on page F-29 of Amendment No. 2, the Company recorded an aggregate gain of $23.1 million within stockholders’ deficit equal to the difference between the fair value of the new shares of preferred stock issued and the carrying amount of the old shares of preferred stock extinguished. The aggregate gain was calculated as follows:

Preferred Stock	Carrying Value as of July 23, 2012 (1)	Fair Value as of July 23, 2012 (2)	Gain
	(In thousands)
Series A-1 convertible preferred stock	$9,410	$2,336	$7,074
Series A-2 convertible preferred stock	16,169	7,137	9,032
Series B convertible preferred stock	43,184	40,321	2,863
Series C convertible preferred stock	16,527	12,382	4,145

Total	$85,290	$62,176	$23,114

(1)	The carrying value of each series of convertible preferred stock includes the accumulated dividend accretion through the date of extinguishment, or July 23, 2012.
(2)	The fair value of each series of convertible preferred stock was based on a contemporaneous valuation of the Company’s common stock prepared as of July 23, 2012 (the date of extinguishment), which implied a fair value of each series of the Company’s preferred stock.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Note 11. Significant Agreements

Association Francaise contre les Myopathies, page F-30

50.	Please explain to us why it is appropriate to recognize the revenue under this arrangement on a straight-line basis over the term of the agreement.

RESPONSE: In January 2011, the Company entered into a research funding agreement with the Association Francaise contre les Myopathies (“AFM”), a nonprofit organization dedicated to curing rare neuromuscular diseases and providing treatments to reduce the associated disabilities of such diseases. As part of the agreement, AFM funded the Company 1 million Euros to be used to advance the Company’s research, process development, manufacturing, preclinical development, and clinical development in gene therapy for beta-hemoglobinopathies in ß-thalassemia and/or in Sickle Cell Disease. The contractual term of the arrangement is four years. The 1 million Euros provided by AFM could be repaid to AFM upon any of the following events: (i) upon out-licensing or sale of the program, (ii) upon obtaining the first product authorization for the market, or (iii) upon sale of the Company, provided that the development is active at the time of such sale.

The Company first considered whether the arrangement should be accounted for as a financing arrangement based on the Company’s rights and obligations under the arrangement and in particular the provisions that could require repayment to AFM. Based on the nature of the repayment provisions, the Company concluded that financial risk associated with the research and development activities under the arrangement had been transferred to AFM and the arrangement was not in substance a financing, but rather an arrangement to perform research and development services. The Company accounts for arrangements to perform research and development services as a service arrangement and the Company concluded that there were no obligations under the arrangement other than the Company’s requirement to perform research and development services. Because the arrangement did not stipulate how the funds were to be used and the pattern of the Company’s performance was not determinable, and because the intent of the arrangement was to further research and development over the contractual term of the arrangement, the Company concluded that recognition of revenue on a straight-line basis over the four year term was appropriate.

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

Massachusetts life science center, page F-31

51.	You disclose that the tax incentive award is refundable if you do not meet and maintain your job creation commitment for at least 5 years. Please clarify your disclosure to explain if at the end of 2011 you had met your job creation commitment and why this award was recognized upfront given the refund provision.

RESPONSE: The Company recognized 100% of the tax incentive awarded by the Massachusetts Life Science Center as grant revenue in 2011 because it had satisfied the job creation commitment under the award as of December 31, 2011, and therefore, met the threshold for earning the incentive. At the date of recognition of the incentive, the Company assessed its long-range hiring plan, which showed that it was significantly in excess of the requirement. As a result, the Company concluded that the likelihood of refund was remote, and it was therefore appropriate to recognize the incentive fully during 2011. The Company has revised the disclosure on page F-31 of Amendment No. 2 to reflect this information.

Note 16. Subsequent events, page F-38

52.	Regarding your collaboration with Celgene, please refer to ASC 605-25-50 and 605-28-50, and revise your disclosure to address the following:

•

The significant deliverables within the arrangement (e.g. option to license product candidates, R&D services, joint steering committee obligations, call option and target antigen license, manufacturing and supply agreement, opt-in right);

•	Whether the significant deliverables in the arrangements qualify as separate units of accounting, and the reasons that they qualify as separate units of accounting, if applicable;

•

A discussion of the significant factors, inputs, assumptions, and methods used to determine selling price (whether vendor-specific objective evidence, third-party evidence, or estimated selling price) for the significant deliverables;

•

Separately, disclose the effect of changes in either the selling price or the method or assumptions used to determine selling price for a specific unit of accounting if either one of those changes has a significant effect on the allocation of arrangement consideration;

•	The general timing of revenue recognition for significant units of accounting;

•	Performance-, cancellation-, termination-, and refund-type provisions;

•	Describe the nature of and quantify the amount of contingent consideration to be received under the collaboration; and

Mr. Riedler

United States Securities and Exchange Commission

April 24, 2013

•	Disclose how you will account for the contingent consideration.

•

Separately, tell us how you allocated the arrangement consideration and your policy for recognizing revenue for each element. In addition, please tell us your consideration to reflecting this transaction in pro forma financial statements under Article 11 of Regulation S-X.

RESPONSE: The Company respectfully advises the Staff that it will provide the disclosures specified above in the amendment to the Registration Statement that includes the financial results of the Company as of March 31, 2013 and for the three months then ended.

The Company supplementally advises the Staff that it reviewed 210.11-01 and 02 of Article 11 of Regulation S-X and considered whether the disclosure of the continuing impact of this transaction on its historical financial statements, as if the transaction had been consummated at an earlier time, was appropriate and meaningful to investors. The Company concluded that the upfront cash consideration will likely be recognized in income over the period that the research and development services are performed and the Company is not able to estimate the amount and timing of costs that will be incurred during this period. As a result, the Company is unable to determine the amount and timing of pro forma adjustments to reflect the costs associated with this transaction. Additionally the Company acknowledges that it intends to update the Registration Statement to include its financial statements as of March 31, 2013 and for the three months then ended, prior to the preparation of the preliminary prospectus and the effectiveness of the Registration Statement. As such, the upfront cash consideration will be included in the Company’s balance sheet at the time of such update. As a result, the Company concluded that it would not include the pro forma impact of this transaction in its December 31, 2012 financial statements.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1933.

Sincerely,

/s/ Michael H. Bison

Michael H. Bison, Esq.

Enclosures

cc:	Nick Leschly, bluebird bio, Inc.
Jeffrey T. Walsh, bluebird bio, Inc.